SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     09/30/2001
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 5, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $88100 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      275     5302 SH       SOLE                                       5302
Albertsons Inc.                COM              013104104      330    10355 SH       SOLE                                      10355
American Home Products         COM              026609107      338     5800 SH       SOLE                                       5800
American International Group   COM              026874107     4151    53223 SH       SOLE                                      53223
Automatic Data Processing      COM              053015103     2581    54868 SH       SOLE                                      54868
BP PLC                         COM              055622104     1719    34961 SH       SOLE                                      34961
Bell South                     COM              079860102      285     6860 SH       SOLE                                       6860
Bristol Myers Squibb           COM              110122108     1617    29107 SH       SOLE                                      29107
Canon Inc. ADR                 COM              138006309     1548    57120 SH       SOLE                                      57120
ChevronTexaco                  COM              166751107      271     3200 SH       SOLE                                       3200
Cisco Systems                  COM              17275R102      483    39685 SH       SOLE                                      39685
Citigroup Inc                  COM              172967101     1472    36341 SH       SOLE                                      36341
Coca-Cola                      COM              191216100     2754    58776 SH       SOLE                                      58776
Compass Bancshares Inc.        COM              20449H109     7327   281477 SH       SOLE                                     281477
Dell Computer                  COM              247025109      357    19276 SH       SOLE                                      19276
Donaldson Co.                  COM              257651109     2783    96568 SH       SOLE                                      96568
Dover Corp.                    COM              260003108     1948    64710 SH       SOLE                                      64710
EMC Corp                       COM              268648102      242    20634 SH       SOLE                                      20634
Emerson Electric               COM              291011104     1864    39614 SH       SOLE                                      39614
Exxon Mobil                    COM              30231G102     1703    43230 SH       SOLE                                      43230
Federal National Mortgage Asso COM              313586109      288     3600 SH       SOLE                                       3600
General Electric               COM              369604103      657    17670 SH       SOLE                                      17670
H J Heinz Co.                  COM              423074103     1669    39587 SH       SOLE                                      39587
Home Depot                     COM              437076102     1209    31504 SH       SOLE                                      31504
Illinois Tool Works            COM              452308109     2452    45313 SH       SOLE                                      45313
Intel Corp.                    COM              458140100      485    23711 SH       SOLE                                      23711
Johnson & Johnson              COM              478160104     3980    71845 SH       SOLE                                      71845
Luminex Corp                   COM              55027E102      659    48266 SH       SOLE                                      48266
Merck                          COM              589331107     3045    45722 SH       SOLE                                      45722
Microsoft Corp                 COM              594918104     2356    46036 SH       SOLE                                      46036
Molex Inc.                     COM              608554101     1912    68017 SH       SOLE                                      68017
National Instruments Corp.     COM              636518102      448    17125 SH       SOLE                                      17125
Nokia                          COM              654902204      540    34473 SH       SOLE                                      34473
Nordson Corp.                  COM              655663102     1635    74825 SH       SOLE                                      74825
Oracle Corp.                   COM              68389x105      487    38703 SH       SOLE                                      38703
Pfizer, Inc.                   COM              717081103      457    11389 SH       SOLE                                      11389
Procter & Gamble               COM              742718109     2682    36846 SH       SOLE                                      36846
Reuters Group PLC              COM              76132m102     1131    21650 SH       SOLE                                      21650
Royal Dutch                    COM              780257804     2026    40313 SH       SOLE                                      40313
SBC Communications             COM              78387G103     3181    67513 SH       SOLE                                      67513
San Juan Basin Royalty Trust   COM              798241105     3311   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     2621    70635 SH       SOLE                                      70635
Schlumberger Ltd               COM              806857108     1592    34832 SH       SOLE                                      34832
Sigma-Aldrich                  COM              826552101     2321    51360 SH       SOLE                                      51360
Sun Microsystems               COM              866810104      287    34708 SH       SOLE                                      34708
Sysco Corp.                    COM              871829107     2924   114495 SH       SOLE                                     114495
Telefonica de Espana           COM              879382208      593    17458 SH       SOLE                                      17458
Unilever N.V.                  COM              904784709     1742    32251 SH       SOLE                                      32251
Verizon Communications         COM              92343v104      535     9890 SH       SOLE                                       9890
Vodafone Airtouch              COM              92857t107      358    16285 SH       SOLE                                      16285
W.W. Grainger                  COM              384802104     2151    55365 SH       SOLE                                      55365
Wal-Mart Stores                COM              931142103     1676    33862 SH       SOLE                                      33862
Weyerhaeuser                   COM              962166104      971    19925 SH       SOLE                                      19925
Willamette                     COM              969133107     1670    37125 SH       SOLE                                      37125
REPORT SUMMARY                 54 DATA RECORDS               88100            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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